Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
		As of December 31,
	Note	2019	2020
		$	$
ASSETS
Current assets
Cash and cash equivalents		-	-
Prepaid expenses and other current assets		59	108
Amount due from related parties		4,575	3,435

Total current assets		4,634	3,543

Non-current assets
Investments in subsidiaries and Consolidated VIEs		(35,378)	(33,684)

Total non-current assets		(35,378)	(33,684)

Total assets		(30,744)	(30,141)

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables		10,738	11,377
Short-term bank and other borrowings		-	-

Total current liabilities		10,738	11,377

Total liabilities		10,738	11,377

Shareholders’ equity
Additional paid-in capital		141,377	171,560
Accumulated deficit		(181,081)	(215,175)
Accumulated other comprehensive loss		(1,778)	(2,097)

Total shareholders’ equity (deficit)		(41,482)	(41,518)

Total liabilities and shareholders’ equity (deficit)		(30,744)	(30,141)

Schedule of condensed statements of operations
	For the years ended December 31,
	2018	2019	2020
	$	$	$
Operating Expenses
General and administrative expenses	(15,018)	(1,949)	(2,125)

Operating loss	(15,018)	(1,949)	(2,125)

Interest expense	-	-	-
Share of profits (losses) of subsidiaries and Consolidated VIEs	(56,981)	(24,010)	(33,965)

Loss before income taxes	(71,999)	(25,959)	(36,090)
Income tax expense	-	-	-

Net loss	(71,999)	(25,959)	(36,090)

Schedule of condensed statements of comprehensive income (loss)
	For the years ended December 31,
	2018	2019	2020
	$	$	$
Net profit (loss)	(71,999)	(25,959)	(36,090)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(1,709)	(121)	1,498
Other comprehensive income (loss), net of tax of nil:
Comprehensive income (loss)	(73,708)	(26,080)	(34,592)
Comprehensive income (loss) attributable to the Company’s ordinary shareholders	(73,400)	(26,584)	(34,633)

Schedule of condensed statements of cash flows
	For the years ended December 31,
	2018	2019	2020
	$	$	$
Net cash generated from operating activities	-	-	-
Net cash used in investing activities	(10,048)	-	-
Net cash generated from (used in) financing activities	-	-	-

Net increase (decrease) in cash and cash equivalent and restricted cash	(10,048)	-	-
Cash and cash equivalent and restricted cash at beginning of the year	10,048	-	-

Cash and cash equivalent and restricted cash at end of the year	-	-	-

Reconciliation of cash and cash equivalents and restricted cash

Cash and cash equivalents at end of the year	-	-	-
Restricted cash at the end of the year	-	-	-
Total cash and cash equivalents and restricted cash at the end of year	-	-	-

Schedule of related party balances
	As of December 31,
	2019	2020
	$	$
Amount due from (to) related parties
- Borqs HK	(3,286)	(3,260)
- Borqs Beijing	7,862	6,829
- Borqs USA	-	(134)